Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASE

NOTE 10 – LEASE

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the years ended December 31, 2021, 2020 and 2019 was $283,168, $122,699 and $167,252, respectively.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense amounted to $283,168, which included $23,786 of interest, $176,049 of amortization expense of ROU assets and short-term lease expense of $83,333. Total cash paid for operating leases amounted to $195,521 for the year ended December 31, 2021. Supplemental balance sheet information related to operating leases is as follows:

December 31, 2021
Right-of-use assets	$278,269

Operating lease liabilities - current	$155,857
Operating lease liabilities - non-current	120,558
Total operating lease liabilities	$276,415

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.4
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of December 31, 2021:

2022	$168,307
2023	119,463
2024	-
Total lease payments	287,770
Less: imputed interest	11,355
Present value of lease liabilities	$276,415